Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transaction Due to Related Party [Table Text Block]
	December 31,
	2017	2016
Loan - current	$-	$2,304
Loan - non - current	7,070	-
	$7,070	$2,304

Schedule of Related Party Transactions [Table Text Block]
	For the year ended December 31,
	2017	2016	2015
Rent expenses to SinoBioway Biotech Group Co., Ltd. (“SinoBioway”).	$793	$807	$852